Stock-Based Compensation	12 Months Ended
Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 7 – Stock-Based Compensation

The OncoSec Medical Incorporated 2011 Stock Incentive Plan (as amended and approved by the Company’s stockholders (the “2011 Plan”)), authorizes the Company’s Board of Directors to grant equity awards, including but not limited to, stock options and restricted stock units, to employees, directors and consultants. The 2011 Plan authorizes a total of 209,091 shares of common stock for issuance. Under the 2011 Plan, incentive stock options are to be granted at a price that is no less than 100% of the fair value of the Company’s common stock at the date of grant. Stock options vest over a period specified in the individual option agreements entered into with grantees and are exercisable for a maximum period of 10 years after the date of grant. Incentive stock options granted to stockholders who own more than 10% of the outstanding stock of the Company at the time of grant must be issued at an exercise price of no less than 110% of the fair value of the Company’s common stock on the date of grant.

Modification of Stock Option Awards

During the year ended July 31, 2021, the compensation committee of the Company’s Board of Directors approved the accelerated vesting of 35,955 and 4,167 previously granted time-vesting awards for employees and directors, respectively. The Company accounted for the effects of the stock option modifications described above under the guidance of ASC 718 as follows:

● The unamortized compensation costs associated with the time-vesting options was expensed on the date of acceleration, which was approximately $1.2 million and $0.1 million for the employees and directors, respectively.

● Upon modification, it is required under ASC 718 to analyze the fair value of the instruments, before and after the modification, recognizing additional compensation cost for any incremental value. The Company computed the fair value of the award immediately prior to the modification and compared the fair value to that of the modified award. Since the value of the awards were less after the modification as compared to immediately prior to the modification, no additional compensation expense was recorded.

Stock Options

During the year ended July 31, 2022, the Company granted options to purchase 1,064 and 1,136 shares of its common stock to employees and a consultant under the 2011 Plan, respectively. The stock options issued to employees have a 10-year term, vest over two years and have exercise prices ranging from $44.22 to $49.72. The stock options issued to the consultant have a 10-year term, vest over one year and have an exercise price of $31.24.

During the year ended July 31, 2021, the Company granted options to purchase 61,856, 15,341 and 1,136 shares of its common stock to employees, directors and a consultant under the 2011 Plan, respectively. The stock options issued to employees have a 10-year term, vest over two to three years and have exercise prices ranging from $48.84 to $168.08. The stock options issued to directors have a 10-year term, vest over one year and have an exercise price of $69.52 to $75.46. The stock options issued to the consultant have a 10-year term, vest over one year and have an exercise price of $84.04.

During the year ended July 31, 2022, in accordance with Nasdaq Listing Rule 5635(c)(4), the Company granted inducement equity awards that consisted of options to purchase 31,818 shares of its common stock to employees outside the 2011 Plan. The stock options issued to the employee are nonqualified, have a 10-year term, vest over one year and have exercise price of $18.48.

During the year ended July 31, 2021, in accordance with Nasdaq Listing Rule 5635(c)(4), the Company granted inducement equity awards that consisted of options to purchase 26,818 shares of its common stock to employees outside the 2011 Plan. The stock options issued to the employee are nonqualified, have a 10-year term, vest over one to two years and have exercise prices ranging from $78.32 to $163.90.

The Company accounts for stock-based compensation based on the fair value of the stock-based awards granted and records forfeitures as they occur. As such, the Company recognizes stock-based compensation cost only for those stock-based awards that vest over their requisite service period, based on the vesting provisions of the individual grants. The service period is generally the vesting period, with the exception of stock options granted pursuant to a consulting agreement, in which case the stock option vesting period and the service period are defined pursuant to the terms of the consulting agreement.

The following assumptions were used for the Black-Scholes calculation of the fair value of stock-based compensation related to stock options granted during the periods presented:

	Year Ended July 31, 2022	Year Ended July 31, 2021
Expected term (years)	5.00–6.50 years	5.00–6.50 years
Risk-free interest rate	0.69 – 2.99%	0.27 -1.13%
Volatility	86.98 – 91.70%	85.31 – 89.08%
Dividend yield	0%	0%

The Company’s expected volatility is derived from the historical daily change in the market price of its common stock. The Company uses the simplified method to calculate the expected term of options issued to employees, non-employees and directors, as the Company does not have much stock option exercise history and thus does not have enough information on exercise behavior to calculate a refined expected term based on that information. The risk-free interest rate used in the Black-Scholes calculation is based on the prevailing U.S. Treasury yield in effect at the time of grant, commensurate with the expected term. For the expected dividend yield used in the Black-Scholes calculation, the Company has never paid any dividends on its common stock and does not anticipate paying dividends on its common stock in the foreseeable future.

The following is a summary of the Company’s 2011 Plan and non-Plan stock option activity for the year ended July 31, 2022:

	Options	Weighted Average Exercise Price	Weighted - Average Remaining Contract (in years)	Aggregate Intrinsic Value ($000)
Outstanding - July 31, 2021	141,438	$71.94
Granted	34,018	$19.80
Exercised	(5,909)	$34.32
Forfeited/Cancelled	(35,574)	$83.60
Outstanding - July 31, 2022	133,973	$57.42	8.6	$-
Exercisable - July 31, 2022	98,648	$64.02	8.3	$-

The weighted-average grant date fair value of stock options granted during the year ended July 31, 2022 and 2021 was $14.30 and $62.70, respectively. The total intrinsic value of options exercised during the years ended December 31, 2022 and 2021 was approximately $8,000 and $1.4 million, respectively.

As of July 31, 2022, the Company has approximately $0.9 million in unrecognized stock-based compensation expense attributable to the outstanding options, which is expected to be recognized over a weighted-average period of 0.83 years. The total fair value of shares vested during the years ended July 31, 2022 and 2021 was approximately $2.1 million and $3.5 million, respectively.

Stock-based compensation expense recorded in the Company’s consolidated statements of operations for the year ended July 31, 2022 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $1.4 million. Of the total expense, $0.7 million was recorded to research and development and $0.7 million was recorded in general and administrative in the Company’s consolidated statements of operations for the year ended July 31, 2022.

Stock-based compensation expense recorded in the Company’s consolidated statements of operations for the year ended July 31, 2021 resulting from stock options awarded to the Company’s employees, directors and consultants was approximately $4.4 million. Of the total expense, $2.6 million was recorded to research and development and $1.8 million was recorded in general and administrative in the Company’s consolidated statements of operations for the year ended July 31, 2021.

Restricted Stock Units (“RSUs”)

For the year ended July 31, 2022, the Company recorded approximately $0.2 million in stock-based compensation related to RSUs, which is reflected in the consolidated statements of operations.

For the year ended July 31, 2021, the Company recorded approximately $0.7 million, in stock-based compensation related to RSUs, which is reflected in the consolidated statements of operations.

The following table summarize RSUs issued and outstanding:

	RSUs	Weighted Average Grant Date Fair Value
Nonvested - July 31, 2021	20,125	$71.28
Vested	(3,774)	$74.80
Forfeited/Cancelled	(13,641)	$69.52
Nonvested - July 31, 2022	2,710	$75.02

As of July 31, 2022, there was approximately $0.2 million unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted-average period of 0.87 years.

Shares Issued to Consultants

During the year ended July 31, 2022, 568 shares of common stock valued at approximately $0.04 million were issued to a consultant for services. The common stock share values were based on the closing stock price of the Company’s common stock on the date the shares were granted.

During the year ended July 31, 2021, 6,250 shares of common stock valued at approximately $0.5 million were issued to consultants for services. The common stock share values were based on the closing stock price of the Company’s common stock on the dates the shares were granted.

2015 Employee Stock Purchase Plan

Under the Company’s 2015 Employee Stock Purchase Plan (“ESPP”), the Company is authorized to issue 2,273 shares of the Company’s common stock. At July 31, 2022, there were 1,218 shares remaining available for issuance under the ESPP.

The ESPP is considered a Type B plan under FASB ASC Topic 718 because the number of shares a participant is permitted to purchase is not fixed based on the stock price at the beginning of the offering period and the expected withholdings. The ESPP enables the participant to “buy-up” to the plan’s share limit, if the stock price is lower on the purchase date. As a result, the fair value of the awards granted under the ESPP is calculated at the beginning of each offering period as the sum of:

●	15% of the share price of an unvested share at the beginning of the offering period,
●	85% of the fair market value of a six-month call on the unvested share aforementioned, and
●	15% of the fair market value of a six-month put on the unvested share aforementioned.

The fair market value of the six-month call and six-month put are based on the Black-Scholes option valuation model.

For the six-month offering period ended on July 31, 2022, the following assumptions were used: six-month maturity, 0.49% risk-free interest, 83.58% volatility, 0% forfeitures and $0 dividends. For the six-month offering period ended on January 31, 2022, the following assumptions were used: six-month maturity, 0.05% risk free interest, 72.99% volatility, 0% forfeitures and $0 dividends.

For the six-month offering period ended July 31, 2021, the following assumptions were used: six-month maturity, 0.07% risk-free interest, 88.03% volatility, 0% forfeitures and $0 dividends. For the six-month offering period ended January 31, 2021, the following assumptions were used: six-month maturity, 0.1% risk free interest, 122.84% volatility, 0% forfeitures and $0 dividends.

Approximately $1,800 and $10,300 was recorded as stock-based compensation during the years ended July 31, 2022 and 2021, respectively.

Common Stock Reserved for Future Issuance

The following table summarizes all common stock reserved for future issuance at July 31, 2022:

Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	133,973
Common Stock reserved for restricted stock unit release	2,710
Common Stock authorized for future grant under the 2011 Plan	79,484
Common Stock reserved for warrant exercise	77,554
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	87,455
Common Stock reserved for future ESPP issuance	1,218
Total Common Stock reserved for future issuance	382,394